Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Trade and Other Receivables [Abstract]
Trade accounts receivable	$ 118,216	$ 97,627
Sales taxes and other taxes recoverable	1,535,807	1,301,319
Other receivables	1,061	1,031
Total	$ 1,655,084	$ 1,399,977